INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 11   INCOME TAXES

During the nine months ended September 30, 2014, the Company recognized a tax benefit of $5,639,233 related to the reversal of a portion of the full valuation allowance recorded on the deferred tax asset resulting from cumulative net operating loss carryforwards as a result of the acquisition of Hamilton on August 12, 2014. Management s analysis of the future use of the currently existing cumulative net operating loss carryforwards determined that it is more likely than not that a portion will be utilized prior to expiration. Accordingly, the valuation allowance on the deferred tax asset was reduced during the period ended September 31, 2014, and a tax benefit recognized.

The Company has evaluated the deferred income taxes with regards to Section 382 of the Internal Revenue Code and has determined no limitations on the use of net operating loss carryforwards exist at September 30, 2014.

The Company reported no uncertain tax liability as of September 30, 2014 and expects no significant change to the uncertain tax liability over the next twelve months.

NOTE 7 – INCOME TAXES

HII uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.  HII has incurred significant net losses in past years and, therefore, has no tax liability.  The net deferred tax asset generated by the loss carry-forward has been fully reserved.  The cumulative net operating loss carry-forward is approximately $28,440,000 and $27,717,443 at December 31, 2013 and 2012, respectively, and will expire in the years 2022 through 2032.

At December 31, 2013 and 2012, deferred tax assets consisted of the following:

	December 31, 2013	December 31, 2012

Deferred tax asset	$9,954,000	$9,339,000
Valuation of allowance	(9,954,000)	(9,339,000)

Net deferred tax asset	$-	$-

Internal Revenue Section 382 restricts the ability to use these carry-forwards whenever an ownership change as defined occurs.  HII has incurred significant ownership changes beginning in 2005 through 2013.  As the result of the ownership change, HII's use of net operating losses through the date of change may be restricted.